Schedule of Fair Value of Derivative Liabilities Estimated Issuance and Valuation Mode (Details)	Sep. 30, 2022	Dec. 31, 2021
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	0	0
Measurement Input, Expected Term [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term (in years)	0 years	3 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term (in years)	1 year 25 days	1 year
Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	147	247
Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	317.47	412
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	1.28	0.07
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	4.25	1.26